Revenue - Schedule of Disaggregation of Revenues (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 897,603	₨ 904,876	₨ 790,934
Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	501,947	501,204	454,555
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	391,529	397,625	330,206
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	893,476	898,829	784,761
IT services [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	501,947	501,204	454,555
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	391,529	397,625	330,206
IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	268,131	260,143	216,843
IT services [member] | Americas1 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150,253	150,188	121,656
IT services [member] | Americas1 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	117,878	109,955	95,187
IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	269,387	277,024	238,123
IT services [member] | Americas2 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140,676	141,397	131,975
IT services [member] | Americas2 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128,711	135,627	106,148
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	253,817	255,435	232,021
IT services [member] | Europe [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	149,007	146,280	139,031
IT services [member] | Europe [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	104,810	109,155	92,990
IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,141	106,227	97,774
IT services [member] | APMEA [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	62,011	63,339	61,893
IT services [member] | APMEA [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,130	42,888	35,881
IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,127	6,047	6,173
Rendering of services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	893,476	898,829	784,761
Rendering of services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	893,476	898,829	784,761
Rendering of services [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	268,131	260,143	216,843
Rendering of services [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	269,387	277,024	238,123
Rendering of services [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	253,817	255,435	232,021
Rendering of services [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,141	106,227	97,774
Sales of products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,127	6,047	6,173
Sales of products [member] | IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,127	6,047	6,173
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,127	6,047	6,173
Products [member] | IT products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,127	6,047	6,173
Banking Financial Services and Insurance [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	298,701	314,845	273,360
Banking Financial Services and Insurance [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,462	4,611	2,609
Banking Financial Services and Insurance [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	165,002	171,085	144,076
Banking Financial Services and Insurance [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	95,475	102,741	93,039
Banking Financial Services and Insurance [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,762	36,408	33,636
Health [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118,311	105,201	91,143
Health [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	95,496	82,992	73,542
Health [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	162	213	127
Health [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,699	17,896	13,975
Health [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,954	4,100	3,499
Consumer [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	167,212	169,765	139,178
Consumer [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102,439	109,398	89,824
Consumer [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,351	4,087	2,589
Consumer [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,035	38,010	31,718
Consumer [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,387	18,270	15,047
Communications [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,335	42,373	38,581
Communications [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,979	13,059	9,387
Communications [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,287	1,399	1,207
Communications [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,396	13,510	12,952
Communications [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,673	14,405	15,035
Energy, Natural Resources and Utilities [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105,553	103,099	95,038
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,317	739	712
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,032	39,949	36,413
Energy, Natural Resources and Utilities [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,165	39,767	38,421
Energy, Natural Resources and Utilities [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,039	22,644	19,492
Manufacturing [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,541	61,782	53,599
Manufacturing [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	91	163	199
Manufacturing [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,620	33,148	26,662
Manufacturing [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,482	24,732	23,220
Manufacturing [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,348	3,739	3,518
Technology [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	104,823	101,764	93,862
Technology [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,347	49,181	40,570
Technology [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,933	27,143	27,049
Technology [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,565	18,779	18,696
Technology [member] | IT services [member] | APMEA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 6,978	₨ 6,661	₨ 7,547